PAUZE' FUNDS(TM)

                Pauze' U.S. Government Total Return Bond Fund(TM)
             Pauze' U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze' U.S. Government Short Term Bond Fund(TM)


                               PRESIDENT'S LETTER
                                October 31, 1997


This reporting period has experienced a dramatic rise of all interest sensitive securities markets. From May 1, 1997 through October 31, 1997, the figures speak for themselves.

--------------------------------------------------------------------------------
Security       3 MO        1YR          2YR        5YR         10Y       30YR
               Bill        Bill         TSY        TSY         TSY        TSY
--------------------------------------------------------------------------------
Total          2.44%       2.89%       3.98%      6.39%       9.10%      14.07%
Return*
--------------------------------------------------------------------------------

         *Includes capital gain (loss) and paid/accrued interest.

As we stated in our last Annual Report, it was our opinion that the economic fundamentals were in place for benign inflation in the United States and that, as a result, interest rates would fall. Our opinion was contrary to the then popular belief that interest rates would rise as a result of an overheating economy. While we called for stable short term rates with the Federal Reserve not raising rates in 1997, many were forecasting that the "Fed" would raise rates as early as June and "certainly by the end of the year".

The news and statistics published by the Federal government during the past six months have proven us right. Low inflation has prevailed causing the Fed to stay-the-course on interest rates and not raise short term rates. This same low inflation has caused longer term rates to fall and thereby create capital gains across all maturities. All Pauze' Funds were well-positioned to take advantage of the drop of rates with all funds posting substantial capital appreciation during the period.

Going forward, it is our opinion that inflation will continue to be subdued with the rate of inflation actually going down, not up. Our leading indicators which track foreign currencies, gold shares, gold bullion, and the Commodity Research Bureau Index ("CRB") all point to less inflation and lower rates. Our work currently sees the U.S. dollar getting stronger. We see gold shares and gold bullion getting weaker. The CRB Index is giving us every indication of dropping in price. The implication of this last event is that basic raw materials prices should go down off-setting any inflationary pressure that may be caused by falling unemployment. Therefore, we feel that the Fed will have little cause to raise short term rates. In fact, with a strengthening of the U.S. dollar, there might be incentive for the Fed to lower short term rates to off-set what could be a dramatic rise in the dollar. Again, the Pauze' Funds are well-positioned to take advantage of these events.

We thank all of our investors for your confidence in our abilities to manage cash prudently and wisely.



                                            Philip C. Pauze', President

                                PAUZE' FUNDS(TM)

                Pauze' U.S. Government Total Return Bond Fund(TM)
             Pauze' U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze' U.S. Government Short Term Bond Fund(TM)


                              FINANCIAL STATEMENTS
                                OCTOBER 31, 1997

Pauze' U.S. Government Bond Funds
Schedule of Investments
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                       Face
                                                                      Amount         Value
                                                                    ----------     ---------
Pauze' U.S. Government Total Return Bond Fund
---------------------------------------------

United States Government Obligations (95.95%):

   United States Treasury Bond:
      due  2/15/27, 6.625%                                         66,500,000     $70,510,815
                                                                                  -----------

         Total United States Government Obligations
            (cost $69,075,191)                                                     70,510,815
                                                                                  -----------

Repurchase Agreement (2.99%):

   Paine Webber repurchase agreement, repurchase date 11/3/97,
      5.55%, dated October 31, 1997, collateralized by
      $2,271,000 GNMA Pool No. 80076, due 5/20/27,
      6.50%, repurchase value $2,246,494                            2,196,000       2,196,000
                                                                                  -----------

         Total Investments (98.94%) (cost $71,271,191)                            $72,706,815
                                                                                  ===========


Pauze' U.S. Government Intermediate Term Bond Fund
--------------------------------------------------

United States Government Obligations (93.40%):

   United States Treasury Note.  05/15/07, 6.625%                   2,000,000       2,001,532
                                                                                  -----------

         Total Investments (93.40%) (cost $1,977,204)                              $2,001,532
                                                                                  ===========


Pauze' U.S. Government Short Term Bond Fund
-------------------------------------------

United States Government Obligations (93.25%):

   United States Treasury Note.  05/15/00, 6.375%                   1,450,000       1,474,016
                                                                                  -----------

         Total Investments (93.25%) (cost $1,468,530)                              $1,474,016
                                                                                  ===========

The accompanying notes are an integral part of these financial statements.

Pauze' U.S. Government Bond Funds
Statement of Assets and Liabilities
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                           U.S.
                                                         U.S.           Government         U.S.
                                                      Government       Intermediate     Government
                                                     Total Return          Term         Short Term
                                                      Bond Fund         Bond Fund        Bond Fund
                                                    -------------     ------------     ------------

Assets:
     Investment in Securities, at current
         market value (cost $69,075,191,
          $1,977,204 and $1,468,530, respectively)    $70,510,815       $2,001,532       $1,474,016
Repurchase agreement (cost $2,196,000, $0
           and $0, respectively)                        2,196,000                0                0
                                                     ------------     ------------     ------------

                     Total Investments                 72,706,815        2,001,532        1,474,016
Cash                                                       14,784          103,618           64,425
Receivables:
       Interest                                           934,140           58,149           42,702
       Fund shares sold                                    50,533                0                0
       Due From Advisor                                         0                0            3,185
Unamortized organizational costs                            2,474            5,564            5,719
                                                     ------------     ------------     ------------

                Total assets                           73,708,746        2,168,863        1,590,047
Liabilities:
Accounts payable and accrued expenses                      80,010           24,311            5,624
Dividends payable                                         138,929            1,680              553
                                                     ------------     ------------     ------------

                Total liabilities                         218,939           25,991            6,177
                                                     ------------     ------------     ------------

                Net Assets                             73,489,807        2,142,872        1,583,870
                                                     ============     ============     ============

Net assets:
      Paid-in-capital                                  72,054,110        2,164,917        1,582,639
      Undistributed net investment income                  56,161               82              188
      Accumulated net realized loss from investments      (56,088)         (46,455)          (4,443)
      Net unrealized appreciation (depreciation)
          on investments                                1,435,624           24,328            5,486
                                                     ------------     ------------     ------------

      Net assets applicable to outstanding
          capital shares                               73,489,807        2,142,872        1,583,870

No load class:
      Net assets                                       73,058,145        1,293,332        1,099,191

      Shares outstanding, no par value, unlimited
          shares authorized                             7,464,682          129,182          109,323
                                                     ------------     ------------     ------------

      Net asset value, offering and redemption
          price per share                                    9.79            10.01            10.05
                                                     ============     ============     ============

Class B
      Net assets                                          431,662          849,540          178,000

      Shares outstanding, no par value, unlimited
          shares authorized                                40,973           84,653           17,736
                                                     ------------     ------------     ------------

      Net asset value and offering price per share          10.54            10.04            10.04
                                                     ============     ============     ============

      Minimum redemption price per share (net asset
          value X 96.25%)                                   10.14             9.66             9.66
                                                     ============     ============     ============

Class C
      Net assets                                                                            306,679

      Shares outstanding, no par value, unlimited
           shares authorized                                                                 30,747
                                                                                       ------------
      Net asset value, offering and redemption
           price per share                                                                     9.97
                                                                                       ============

The accompanying notes are an integral part of these financial statements.

Pauze' U.S. Government Bond Funds
Statement of Operations
May 1, 1997 to October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                             U.S.
                                                           U.S.           Government            U.S.
                                                       Government        Intermediate        Government
                                                      Total Return           Term            Short Term
                                                        Bond Fund          Bond Fund          Bond Fund
                                                      ------------       ------------       ------------

Net investment income:
       Interest income                                  $2,292,716            $68,922            $32,414
                                                      ------------       ------------       ------------

Expenses:
      Investment advisory fees                             212,246              6,068              2,987
      Administrative fees                                  107,659              3,834              1,803
      Distribution fees- No load class                      87,972              1,586                887
      Distribution fees- Class B                             1,855              5,794                893
      Distribution fees- Class C                                 0                  0              1,529
      Accounting service fees                               81,895              2,916              1,371
      Transfer agent fees                                    3,801                971                951
      Registration fees                                      3,710              3,710              3,710
      Custodian fees                                         8,165                655                524
      Legal fees                                            23,004                819                385
      Audit fees                                             8,581              4,466              4,449
      Trustees' fees and expenses                           26,535                917                431
      Amortization of organization expense                   1,132                747                747
      Insurance expense                                      5,966                231                104
      Miscellaneous                                         14,285                303                193
                                                      ------------       ------------       ------------

                 Total expenses                            586,806             33,017             20,964
                 Expense reimbursement by advisor                0                  0             (3,185)
                                                      ------------       ------------       ------------

                 Net expenses                              586,806             33,017             17,779
                                                      ------------       ------------       ------------

                 Net investment income                   1,705,910             35,905             14,635
                                                      ------------       ------------       ------------

Net realized and unrealized gain from investments:
     Net realized gain on investments                    2,635,121             13,871              2,362
     Net change in unrealized appreciation
          (depreciation) of investments                  1,435,623             24,329              5,487
                                                      ------------       ------------       ------------

     Net realized and unrealized gain on investments     4,070,744             38,200              7,849
                                                      ------------       ------------       ------------

Net increase in net assets resulting from
    operations                                          $5,776,654            $74,105            $22,484
                                                      ============       ============       ============

The accompanying notes are an integral part of these financial statements.

Pauze' U.S. Government Bond Funds
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                (Unaudited)                                    (Unaudited)
                                                                    U.S.                  U.S.                     U.S.
                                                                Government             Government               Government
                                                               Total Return           Total Return          Intermediate Term
                                                                 Bond Fund              Bond Fund               Bond Fund
                                                             ----------------         --------------        ----------------
                                                             Six months ended           Year ended          Six months ended
                                                             October 31, 1997         April 30, 1997        October 31, 1997
                                                             ----------------         --------------        ----------------

From operations:
     Net investment income                                      $1,705,910              $3,342,491                 $35,905
     Net realized gain from investments                          2,635,121              (1,699,050)                 13,871
     Net change in unrealized appreciation (depreciation)
           of investments                                        1,435,623              (1,004,308)                 24,329
                                                               -----------             -----------             -----------

           Net increase  in net assets resulting
                from operations                                  5,776,654                 639,133                  74,105
                                                               -----------             -----------             -----------

Distribution to shareholders:
      Distributions from net investment income:
          No load class                                         (1,754,549)             (3,353,991)                (21,482)
          Class B                                                   (7,447)                (20,582)                (14,486)
          Class C                                                        0                       0                       0

     Distributions from net realized gain on investments:
          No load class                                           (930,961)                      0                    (338)
          Class B                                                   (5,113)                      0                    (221)
          Class C                                                        0                       0                       0
                                                               -----------             -----------             -----------

         Total distributions to shareholders                    (2,698,070)             (3,374,573)                (36,527)
                                                               -----------             -----------             -----------

From capital share transactions:
      Net proceeds from sale of shares                           2,392,666               3,909,296                  83,142
      Net asset value of shares issued to shareholders
           in reinvestment of distributions                      1,902,236               2,341,964                  23,903
                                                               -----------             -----------             -----------
                                                                 4,294,902               6,251,260                 107,045
      Cost of shares redeemed                                   (3,691,606)             (6,486,621)               (699,938)
                                                               -----------             -----------             -----------
           Increase (decrease) in net assets derived
               from capital share transactions                     603,296                (235,361)               (592,893)
                                                               -----------             -----------             -----------

Net increase (decrease) in net assets                            5,166,705              (2,970,801)               (522,093)
Net assets at beginning of period                               68,323,102              71,293,903               2,664,965
                                                               -----------             -----------             -----------

Net assets at end of period (including undistributed
    net investment income of $56,162, $11477,
   $81, $81, $187 and $187, respectively)                      $73,489,807             $68,323,102              $2,142,872
                                                               ===========             ===========             ===========

                                                                                      (Unaudited)
                                                                   U.S.                   U.S.                    U.S.
                                                                Government             Government              Government
                                                             Intermediate Term         Short Term              Short Term
                                                                Bond Fund               Bond Fund              Bond Fund
                                                              --------------        ----------------         --------------
                                                                Year ended          Six months ended           Year ended
                                                              April 30, 1997        October 31, 1997         April 30, 1997
                                                              --------------        ----------------         --------------

From operations:
     Net investment income                                         $59,111                 $14,635                 $12,309
     Net realized gain from investments                            (35,850)                  2,362                  (5,636)
     Net change in unrealized appreciation (depreciation)
           of investments                                          (32,231)                  5,487                     384
                                                               -----------             -----------             -----------

           Net increase  in net assets resulting
                from operations                                     (8,970)                 22,484                   7,057
                                                               -----------             -----------             -----------

Distribution to shareholders:
      Distributions from net investment income:
          No load class                                            (14,004)                (10,269)                 (2,512)
          Class B                                                  (45,026)                 (1,655)                 (6,573)
          Class C                                                        0                  (2,901)                 (3,036)

     Distributions from net realized gain on investments:
          No load class                                               (491)                     (5)                    (60)
          Class B                                                  (27,916)                     (1)                   (914)
          Class C                                                        0                      (1)                      0
                                                               -----------             -----------             -----------

         Total distributions to shareholders                       (87,437)                (14,832)                (13,095)
                                                               -----------             -----------             -----------

From capital share transactions:
      Net proceeds from sale of shares                           5,723,656                 850,000               1,505,169
      Net asset value of shares issued to shareholders
           in reinvestment of distributions                         24,871                  12,302                   4,817
                                                               -----------             -----------             -----------
                                                                 5,748,527                 862,302               1,509,986
      Cost of shares redeemed                                   (2,987,155)                      0                (789,646)
                                                               -----------             -----------             -----------
           Increase (decrease) in net assets derived
               from capital share transactions                   2,761,372                 862,302                 720,340
                                                               -----------             -----------             -----------

Net increase (decrease) in net assets                            2,664,965                 869,568                 714,302
Net assets at beginning of period                                        0                 714,302                       0
                                                               -----------             -----------             -----------

Net assets at end of period (including undistributed
    net investment income of $56,162, $11477,
   $81, $81, $187 and $187, respectively)                       $2,664,965              $1,583,870                $714,302
                                                               ===========             ===========             ===========

The accompanying notes are an integral part of these financial statements.

Pauze' U.S. Government Bond Funds
Financial Highlights Table
--------------------------------------------------------------------------------

                  PAUZE' U.S. GOVERNMENT TOTAL RETURN BOND FUND


For a capital share outstanding throughout each period:

                                                            No load Class                                 Class B
                                                  ----------------------------------      ------------------------------------
                                                     (Unaudited)                              (Unaudited)
                                                     Six months            Year               Six months      September 3, 1996*
                                                       ended              ended                 ended                  to
                                                  October 31, 1997    April 30, 1997       October 31, 1997     April 30, 1997
                                                  ----------------    --------------       ----------------     --------------

Net asset value, beginning of period                     $9.17               $9.54                 $9.84              $10.00
                                                     ---------           ---------             ---------           ---------

Income from investment operations:
   Net investment income                                  0.25                0.45                  0.20                0.27
   Net realized and unrealized gain
      on investments                                      0.74               (0.37)                 0.83               (0.16)
                                                     ---------           ---------             ---------           ---------

Total from investment operations                          0.99                0.08                  1.03                0.11
                                                     ---------           ---------             ---------           ---------


Less Distributions to shareholders:
   Net investment income                                 (0.24)              (0.45)                (0.20)              (0.27)
   Net realized gain on investments sold                 (0.13)               0.00                 (0.13)               0.00
                                                     ---------           ---------             ---------           ---------

Total distributions                                      (0.37)              (0.45)                (0.33)              (0.27)

Net asset value, end of period                            9.79                9.17                 10.54                9.84
                                                     =========           =========             =========           =========

Total investment return                                  10.80%               0.80%                10.47%               1.09%


Ratios/Supplemental Data:
   Net assets, end of period (000's)                   $73,058             $67,936                  $434                $387
   Ratio of expenses to average net assets**              1.67%**             1.40%                 2.48%               2.33%
   Ratio of net investment income to
    average net assets**                                  4.86%**             4.75%                 4.08%               3.82%
   Portfolio turnover rate                              199.00%             202.01%               199.00%              76.45%

* Date of commencement of operations
** Ratios for period of less than one year are annualized

The accompanying notes are an integral part of these financial statements.

Pauze' U.S. Government Bond Funds
Financial Highlights Table
--------------------------------------------------------------------------------

               PAUZE' U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND

For a capital share outstanding throughout each period:

                                                            No load Class                              Class B
                                               ------------------------------------      -----------------------------------
                                                 (Unaudited)                               (Unaudited)
                                                 Six months        October 10, 1996*        Six months     September 3, 1996*
                                                    ended                 to                   ended               to
                                               October 31, 1997     April 30, 1997       October 31, 1997    April 30, 1997
                                               ----------------     --------------       ----------------    --------------

Net asset value, beginning of period                  $9.72              $10.00                 $9.74             $10.00
                                                  ---------           ---------             ---------          ---------

Income from investment operations:
       Net investment income                           0.17                0.18**                0.13               0.18**
       Net realized and unrealized gain
          on investments                               0.29               (0.19)                 0.30              (0.15)
                                                  ---------           ---------             ---------          ---------

Total from investment operations                       0.46               (0.01)                 0.43               0.03
                                                  ---------           ---------             ---------          ---------


Less Distributions to shareholders:
       Net investment income                          (0.17)              (0.18)                (0.13)             (0.17)
       Net realized gain on investments sold           0.00               (0.09)                 0.00              (0.12)
                                                  ---------           ---------             ---------          ---------

Total distributions                                   (0.17)              (0.27)                (0.13)             (0.29)

Net asset value, end of period                        10.01                9.72                 10.04               9.74
                                                  =========           =========             =========          =========

Total investment return                                4.73%               (.12%)                4.41%              0.32%


Ratios/Supplemental Data:
       Net assets, end of period (000's)              $1,293              $1,247                  $850             $1,418
       Ratio of expenses to average net assets***       2.39%               2.47%**               3.16%              3.18**%
       Ratio of net investment income to
        average net assets***                           3.34%               3.23%**               2.60%              2.64**%
       Portfolio turnover rate                        203.74%             298.88%               203.74%            447.36%

*    Date of commencement of operations
** Net investment income is net of expense reimbursements of $.001 and $.001 per share for no load class and Class B for 1997, respectively. Had such reimbursements not been made, the annualized expense ratio would have been 2.48% and 3.20% for the no load class and Class B for 1997, respectively, and the net annualized investment income would have been 3.22% and 2.62% for the No load class and Class B for 1997, respectively.
***  Ratios for period of less than one year are annualized

The accompanying notes are an integral part of these financial statements.

Pauze' U.S. Government Bond Funds
Financial Highlights Table
--------------------------------------------------------------------------------

                   PAUZE' U.S. GOVERNMENT SHORT TERM BOND FUND

For a capital share outstanding throughout each period:

                                                       No load Class                             Class B
                                            -----------------------------------    ----------------------------------
                                              (Unaudited)                             (Unaudited)
                                              Six months     September 30, 1996*      Six months    September 3, 1996*
                                                 ended               to                  ended              to
                                            October 31, 1997   April 30, 1997      October 31, 1997   April 30, 1997
                                            ----------------   --------------      ----------------  ---------------

Net asset value, beginning of period                $9.98           $10.00                $9.96           $10.00
                                                ---------        ---------            ---------        ---------

Income from investment operations:
       Net investment income                         0.13             0.14                 0.09             0.13
       Net realized and unrealized gain
          on investments                             0.07            (0.01)                0.08            (0.03)
                                                ---------        ---------            ---------        ---------

Total from investment operations                     0.20             0.13                 0.17             0.10
                                                ---------        ---------            ---------        ---------


Less Distributions to shareholders:
       Net investment income                        (0.13)           (0.14)               (0.09)           (0.13)
       Net realized gain on investments sold         0.00            (0.01)                0.00            (0.01)
                                                ---------        ---------            ---------        ---------

Total distributions                                 (0.13)           (0.15)               (0.09)           (0.14)

Net asset value, end of period                      10.05             9.98                10.04             9.96
                                                =========        =========            =========        =========

Total investment return                              2.00%            1.25%                1.70%            1.05%


Ratios/Supplemental Data:
       Net assets, end of period (000's)           $1,099             $236                 $178             $177
       Ratio of expenses to average net assets***    2.21%            3.03%                3.52%            3.85%
       Ratio of net investment income to
        average net assets**                         2.34%*           2.58%                2.00%            1.96%
       Portfolio turnover rate                     121.50%          351.63%              121.50%          395.58%


                                                           Class C
                                             --------------------------------
                                                 (Unaudited)
                                                 Six months  November 7, 1996*
                                                   ended             to
                                             October 31, 1997  April 30, 1997
                                             ----------------  --------------
Net asset value, beginning of period                $9.91           $10.00
                                                ---------        ---------

Income from investment operations:
       Net investment income                         0.09             0.09
       Net realized and unrealized gain
          on investments                             0.06            (0.10)
                                                ---------        ---------

Total from investment operations                     0.15            (0.01)
                                                ---------        ---------


Less Distributions to shareholders:
       Net investment income                        (0.09)           (0.08)
       Net realized gain on investments sold         0.00             0.00
                                                ---------        ---------

Total distributions                                 (0.09)           (0.08)

Net asset value, end of period                       9.97             9.91
                                                =========        =========

Total investment return                              1.51%           (0.07%)


Ratios/Supplemental Data:
       Net assets, end of period (000's)             $307             $302
       Ratio of expenses to average net assets**     3.52%            3.53%
       Ratio of net investment income to
        average net assets**                         2.00%            1.74%
       Portfolio turnover rate                     121.50%          255.61%


*    Date of commencement of operations
** Net investment income is net of expense reimbursements of $.01,$.04 and $.03 per share for no load class, Class B and Class C for 1997, respectively. Had such reimbursements not been made, the annualized expense ratio would have been 2.46%, 4.72% and 4.22% for the no load class, Class B and Class C for 1997, respectively, and the net annualized investment income would have been 2.58%, 3.19% and 2.70% for the No load class, Class B and Class C for 1997, respectively.
***  Ratios for period of less than one year are annualized


The accompanying notes are an integral part of these financial statements.

Pauze' U.S. Government Bond Funds
Notes to Financial Statements
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

1. Organization

Pauze' Funds (The "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15,1993. There are presently four series within the Trust: the Pauze' U.S. Government Total Return Bond Fund (the "Total Return Fund"), which commenced operations on January 10, 1994; the Pauze' U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; the Pauze' U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996; and the Pauze' Tombstone Fund, which commenced operations on May 1, 1997. The Pauze' Tombstone Fund is not a subject of these financial statements. The three Bond Funds are collectively referred to herein as the "Funds" and individually as a "Fund."

Effective September 3, 1996, shares of each Fund are issued in classes. No load shares are sold at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge. Class C shares are sold at net asset value and are subject to an on-going trail commission of .75% paid by the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Investment securities which are listed on a securities exchange for which market

Pauze' U.S. Government Bond Funds
Notes to Financial Statements (Continued)
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

quotations are readily available are valued based on an independent pricing service. In the event such service is not available, the securities are valued at the mean of the last quoted bid-and-asked prices as obtained from one or more dealers that make a market in such securities. Debt obligations with sixty days or less remaining until maturity are valued at amortized cost which approximates market value.

Income and Expenses. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Securities Transactions and Related Investment Income. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums, and accretion of discount. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements. The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes. It is the intention of each Fund to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to its shareholders. Accordingly, no federal income tax provision is required. If the Total Return Bond Fund's tax year had ended on October 31, 1997, the Fund would not have qualified as a regulated investment company and would therefore be subject to corporate income tax. The Advisor believes that the Fund will comply at tax year end, April 30, 1998.

Pauze' U.S. Government Bond Funds
Notes to Financial Statements (Continued)
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

Deferred Organizational Costs. Costs incurred by the Trust in connection with the organization of each of its funds have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations of the Funds. In the event that any of the initial shares of the Trust are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

Dividends and Distribution to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on ex-dividend date. The Funds generally pay dividends monthly and capital gains distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

3. Investment Transactions

Pauze' U.S. Government Total Return Bond Fund
---------------------------------------------
During the six months ended October 31, 1997, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $131,102,303 and $132,260,094 respectively. All purchases and sales were U.S. Government securities. At October 31, 1997, the unrealized appreciation of investments was $1,435,624. Gross unrealized appreciation of investments aggregated $1,435,624 and gross unrealized depreciation of investments aggregated $-0-. Accumulated net realized losses on investment transactions at October, 31, 1997 amounted to $56,088; the loss carryforwards will expire in 2005. The cost of investments for federal income tax purposes at October 31, 1997 was $69,075,191. To the extent future capital gains are offset by capital loss carryforwards, such gains will generally not be distributed to shareholders.

Pauze' U.S. Government Bond Funds
Notes to Financial Statements (Continued)
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

Pauze' U.S. Government Intermediate Term Bond Fund
--------------------------------------------------
During the six months ended October 31, 1997, the costs of purchases and proceeds from sales/maturities purchases and sales were U.S. Government securities. At October 31, 1997, the unrealized appreciation of investments, excluding short-term investments, were $4,791,928 and $4,288,599, respectively. All purchases and sales were U.S. Government securities. At October 31, 1997, the unrealized appreciation of investments was $24,328. Gross unrealized appreciation of investments aggregated $24,329 and gross unrealized depreciation of investments aggregated $ -0-. Accumulated net realized losses on investment transactions at October 31, 1997 amounted to $46,455; the loss carryforwards will expire in 2005. The cost of investments for Federal income tax purposes at October 31, 1997 was $1,977,204. To the extent future capital gains are offset by capital loss carryforwards, such gains will generally not be distributed to shareholders.

Pauze' U.S. Government Short-Term Bond Fund
-------------------------------------------
During the period ended October 31, 1997, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $2,149,398 and $1,336,481, respectively. All purchases and sales were U.S. Government securities. At October 31, 1997, the unrealized appreciation of investments was $5,486. Gross unrealized appreciation of investments aggregated $5,486 and gross unrealized depreciation of investments aggregated $ -0-. Accumulated net realized losses on investment transactions at October 31, 1997 amounted to $4,443; the loss carryforwards will expire in 2005. The cost of investments for Federal income tax purposes at October 31, 1997 was $1,468,530. To the extent future capital gains are offset by capital loss carryforwards, such gains will generally not be distributed to shareholders.

4. Capital Share Transactions

                                                        U.S. Government Total
                                                          Return Bond Fund
                                                          ----------------
                                           6 months ended                   Year ended
                                          October 31, 1997                April 30, 1997
                                          ----------------                --------------
                                            (Unaudited)

                                        Shares         Amount          Shares        Amount
                                        ------         ------          ------        ------
     No load class
---------------------------------------
     Shares Sold                        232,795      $2,292,664        274,554     $2,581,218
     Reinvestment of dividends          198,596       1,890,657        249,153      2,335,712
     Share Redeemed                    (370,346)     (3,595,609)      (593,038)    (5,555,591)
                                       --------      ----------       --------     ----------

          Net increase                   61,045        $587,712       (69,331)     ($638,661)
                                       ========      ==========       ========     ==========

     Class B
---------------------------------------
     Shares Sold                          9,662         100,002        132,139      1,328,078
     Reinvestment of dividends            1,115          11,579            627          6,252
     Share Redeemed                      (9,160)        (95,997)       (93,410)      (931,030)
                                       --------      ----------       --------     ----------

          Net increase                    1,617         $15,584         39,356       $403,300
                                       ========      ==========       ========     ==========

Pauze' U.S. Government Bond Funds
Notes to Financial Statements (Continued)
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                 U.S.
                                                              Government
                                                             Intermediate
                                                            Term Bond Fund
                                                            --------------
                                             6 Months ended                 Year ended
                                            October 31, 1997              April 30, 1997
                                            ----------------              --------------
                                              (Unaudited)

                                        Shares          Amount         Shares        Amount
     No load class                      ------          ------         ------        ------
---------------------------------------
     Shares Sold                          3,276         $32,064        130,180     $1,286,469
     Reinvestment of dividends            1,119          13,522            866          8,467
     Share Redeemed                      (3,670)        (35,938)        (2,863)       (28,158)
                                       --------      ----------       --------     ----------

          Net increase                      725          $9,648        128,183     $1,266,778
                                       ========      ==========       ========     ==========

     Class B
---------------------------------------
     Shares Sold                          5,326         $51,078        442,251     $4,437,187
     Reinvestment of dividends            1,053          10,381          1,647         16,404
     Share Redeemed                     (67,297)       (664,000)      (298,328)    (2,958,997)
                                       --------      ----------       --------     ----------

          Net increase                  (60,918)      ($602,541)       145,570     $1,494,594
                                       ========      ==========       ========     ==========

                                                                 U.S.
                                                              Government
                                                              Short Term
                                                               Bond Fund
                                                               ---------
                                             6 Months ended                 Year ended
                                            October 31, 1997              April 30, 1997
                                            ----------------              --------------
                                              (Unaudited)

                                        Shares          Amount         Shares        Amount
     No load class                      ------          ------         ------        ------
---------------------------------------
     Shares Sold                         84,746        $850,000         34,121       $342,615
     Reinvestment of dividends              939           9,400            178          1,781
     Share Redeemed                           0               0        (10,661)      (107,340)
                                       --------      ----------       --------     ----------

          Net increase                   85,685        $859,400         23,638       $237,056
                                       ========      ==========       ========     ==========

     Class B
---------------------------------------
     Shares Sold                              0               0         68,186        681,860
     Reinvestment of dividends                0               0              0              0
     Share Redeemed                           0               0        (50,450)      (504,000)
                                       --------      ----------       --------     ----------

          Net increase                        0              $0         17,736       $177,860
                                       ========      ==========       ========     ==========


     Class C
---------------------------------------
     Shares Sold                              0              $0         48,069       $480,694
     Reinvestment of dividends              292           2,902            305          3,036
     Share Redeemed                           0               0        (17,920)      (178,306)
                                       --------      ----------       --------     ----------

          Net increase                      292          $2,902         30,454       $305,424
                                       ========      ==========       ========     ==========

Pauze' U.S. Government Bond Funds
Notes to Financial Statements (Continued)
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

5. Transactions with the Manager and Affiliates

Pauze', Swanson & Associates Investment Advisors, Inc. d/b/a Pauze' Swanson Capital Management Co. (the "Advisor" or the "Manager"), under an Investment Advisory Agreement with the Trust in effect through April 30, 1998, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

This agreement provides for a monthly management fee at the annual rate of 0.60% of the average daily net assets (1/12 of 0.60% monthly) on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million for the Total Return Fund. For the Intermediate Term and Short Term Funds, the agreement provides for a monthly management fee at the annual rate of 0.50% of the average daily net assets (1/12 of 0.50% monthly).

Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management. For the Services provided, the Administrator receives a monthly fee from the Trust at an annual rate of $156,000, plus standard out-of-pocket expenses.

Pauze' U.S. Government Bond Funds
Notes to Financial Statements (Continued)
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

Declaration Service Company serves as transfer agent and dividend paying agent of the Trust pursuant to a separate transfer agency and shareholder services agreement with the Trust. For its services, the Trust pays Declaration Service Company an annual fee of $18 per account and a minimum annual fee of $21,000, plus standard out-of-pocket expenses. Declaration Service Company determines the net asset value per share of each Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company receives an annual fee of $141,000, plus standard out-of-pocket expenses.

Declaration Distributors, Inc., an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributors, Inc. receives an annual fee of $20,000. For the six months ended October 31, 1997, Declaration Service Company and Declaration Distributors, Inc. earned $197,298 and $10,000, respectively. On October 31, 1997, the liability to Declaration Service Company and Declaration Distributors, Inc. was $32,883 and $1,667, respectively.

Effective June 1, 1996, independent trustees are each paid an annual fee of $10,000 from the Trust plus $500 per meeting and out-of-pocket expenses.

An officer of the Advisor is a Trustee of the Trust. An officer of Declaration Service Company and Declaration Distributors Inc. (the underwriter of the Trust) is a Trustee of the Trust. Neither officer receives compensation for their services.

A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that a Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the Fund's average net assets (1/12 of monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The distribution plans allow the Funds to pay off or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. With respect to Class B shares and Class C shares, the distribution plans allow the use of Fund assets allocable to those shares to be used to pay additional Rule

Pauze' U.S. Government Bond Funds
Notes to Financial Statements (Continued)
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

12b-1 fees of up to 0.75% of said assets (1/12 of 0.75% monthly) to cover fees paid to broker-dealers for sales and promotional services.

Expenses were limited by the Advisor to 3.5% of total average net assets for each Fund for the six months ended October 31, 1997. For the six months ended October 31, 1997, the Advisor reimbursed $3,185 to the Short Term Fund. The expense limitation is voluntary and can be discontinued at any time by the Advisor.